Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 643,285	¥ 517,053
Maximum potential/Notional amount, Expiring in 1-5 years	2,982,687	3,130,734
Maximum potential/Notional amount, Expiring over 5 years	836,239	805,026
Maximum potential/Notional amount, Total	4,462,211	4,452,813
Credit derivative (asset) liability at fair value	(72,915)	(69,286)
Protection sold
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	643,285	517,053
Maximum potential/Notional amount, Expiring in 1-5 years	2,982,687	3,114,128
Maximum potential/Notional amount, Expiring over 5 years	836,239	805,026
Maximum potential/Notional amount, Total	4,462,211	4,436,207
Credit derivative (asset) liability at fair value	(72,915)	(69,343)
Protection sold | Single name credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	499,442	379,092
Maximum potential/Notional amount, Expiring in 1-5 years	2,224,643	2,548,775
Maximum potential/Notional amount, Expiring over 5 years	798,398	775,041
Maximum potential/Notional amount, Total	3,522,483	3,702,908
Credit derivative (asset) liability at fair value	(55,930)	(62,506)
Protection sold | Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	408,281	294,312
Maximum potential/Notional amount, Expiring in 1-5 years	1,874,796	2,235,390
Maximum potential/Notional amount, Expiring over 5 years	731,946	715,896
Maximum potential/Notional amount, Total	3,015,023	3,245,598
Credit derivative (asset) liability at fair value	(61,308)	(67,707)
Protection sold | Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	91,161	84,780
Maximum potential/Notional amount, Expiring in 1-5 years	349,847	311,702
Maximum potential/Notional amount, Expiring over 5 years	66,452	59,145
Maximum potential/Notional amount, Total	507,460	455,627
Credit derivative (asset) liability at fair value	5,378	5,284
Protection sold | Single name credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	0
Maximum potential/Notional amount, Expiring in 1-5 years	0	1,683
Maximum potential/Notional amount, Expiring over 5 years	0	0
Maximum potential/Notional amount, Total	0	1,683
Credit derivative (asset) liability at fair value	0	(83)
Protection sold | Index and basket credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	143,843	137,961
Maximum potential/Notional amount, Expiring in 1-5 years	758,044	565,353
Maximum potential/Notional amount, Expiring over 5 years	37,841	29,985
Maximum potential/Notional amount, Total	939,728	733,299
Credit derivative (asset) liability at fair value	(16,985)	(6,837)
Protection sold | Index and basket credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	67,600	43,000
Maximum potential/Notional amount, Expiring in 1-5 years	458,153	470,063
Maximum potential/Notional amount, Expiring over 5 years	36,955	29,133
Maximum potential/Notional amount, Total	562,708	542,196
Credit derivative (asset) liability at fair value	(9,604)	(4,753)
Protection sold | Index and basket credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	56,299	35,427
Maximum potential/Notional amount, Expiring in 1-5 years	19,936	65,319
Maximum potential/Notional amount, Expiring over 5 years	0	0
Maximum potential/Notional amount, Total	76,235	100,746
Credit derivative (asset) liability at fair value	(61)	(1,165)
Protection sold | Index and basket credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	19,944	59,534
Maximum potential/Notional amount, Expiring in 1-5 years	279,955	29,971
Maximum potential/Notional amount, Expiring over 5 years	886	852
Maximum potential/Notional amount, Total	300,785	90,357
Credit derivative (asset) liability at fair value	(7,320)	(919)
Other credit derivatives sold | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	0
Maximum potential/Notional amount, Expiring in 1-5 years	0	16,606
Maximum potential/Notional amount, Expiring over 5 years	0	0
Maximum potential/Notional amount, Total	0	16,606
Credit derivative (asset) liability at fair value	¥ 0	¥ 57